UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2002

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Arbor Capital Management, LLC
Address:	One Financial Plaza
		120 S. Sixth St., Ste. 1000
		Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN		4/1/2002
(Signature)		(City/State)		(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	1,155,201,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    32700   852900 SH       SOLE                   728400            124500
ADVANCEPCS                     COM              00790K109    35539  1181100 SH       SOLE                  1008900            172200
ADVENT SOFTWARE                COM              007974108    44613   754100 SH       SOLE                   644200            109900
AFFILIATED MANAGERS GROUP      COM              008252108    22957   319600 SH       SOLE                   273000             46600
AMERICAN HEALTHWAYS, INC.      COM              02649V104    16296   600450 SH       SOLE                   513250             87200
AMERICREDIT CORP               COM              03060R101     7279   191600 SH       SOLE                   163700             27900
AMSURG CORP-CL A               COM              03232P405    23210   853000 SH       SOLE                   728600            124400
ASTROPOWER INC.                COM              04644A101     8327   199400 SH       SOLE                   170300             29100
BARRA INC                      COM              068313105    15336   253200 SH       SOLE                   216200             37000
BUCA INC.                      COM              117769109     5947   327300 SH       SOLE                   279700             47600
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    31675   942700 SH       SOLE                   805000            137700
CABOT MICROELECTRONICS CORP    COM              12709P103    32201   476000 SH       SOLE                   406600             69400
CAMINUS CORP                   COM              133766105    23897  1062100 SH       SOLE                   904100            158000
CATALINA MARKETING CORP        COM              148867104    17002   465800 SH       SOLE                   397900             67900
CHEESECAKE FACTORY INC         COM              163072101    14793   400900 SH       SOLE                   342600             58300
CHOICEPOINT INC                COM              170388102    26058   452400 SH       SOLE                   386550             65850
CHRISTOPHER & BANKS CORP       COM              171046105    16668   507400 SH       SOLE                   430700             76700
CIMA LABS INC                  COM              171796105    15281   573400 SH       SOLE                   489800             83600
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    16314   434900 SH       SOLE                   371500             63400
CRYOLIFE INC.                  COM              228903100    12446   595500 SH       SOLE                   515200             80300
DIANON SYSTEMS INC             COM              252826102     8869   136700 SH       SOLE                   116800             19900
DIGITAL INSIGHT                COM              25385P106    17252   626200 SH       SOLE                   534600             91600
DIGITAL RIVER INC.             COM              25388B104    13758   929000 SH       SOLE                   793700            135300
ELANTEC SEMICONDUCTOR INC      COM              284155108    17981   420400 SH       SOLE                   359100             61300
EMBARCADERO TECHNOLOGIES INC.  COM              290787100     5304   388300 SH       SOLE                   330700             57600
ENDOCARDIAL SOLUTIONS INC      COM              292962107     1834   226200 SH       SOLE                   193300             32900
EXPEDITORS INTL WASH           COM              302130109     7082   116100 SH       SOLE                    99200             16900
EXPRESS SCRIPTS INC            COM              302182100    17484   303600 SH       SOLE                   259200             44400
FACTSET RESH SYS INC           COM              303075105    23464   581500 SH       SOLE                   496700             84800
GENESIS MICROCHIP INC.         COM              37184c103    12272   472000 SH       SOLE                   403300             68700
GETTY IMAGES INC               COM              374276103     3368   112400 SH       SOLE                    96100             16300
HOT TOPIC INC                  COM              441339108    12166   582100 SH       SOLE                   497300             84800
HOTELS.COM                     COM              44147T108    26955   457400 SH       SOLE                   390900             66500
HPL TECHNOLOGIES INC           COM              40426C105    11330   687500 SH       SOLE                   587500            100000
ICU MEDICAL INC                COM              44930G107    22080   606600 SH       SOLE                   518400             88200
INFORMATION HOLDINGS INC.      COM              456727106     4274   148400 SH       SOLE                   126800             21600
INSIGHT ENTERPRISES INC        COM              45765U103     6670   294600 SH       SOLE                   251500             43100
INTERCEPT INC.                 COM              45845L107    31947   881300 SH       SOLE                   751900            129400
INVESTMENT TECHNOLOGY GROUP    COM              46145F105    49787   944000 SH       SOLE                   806500            137500
INVESTORS FINANCIAL SVCS CP    COM              461915100    29766   391400 SH       SOLE                   334200             57200
ITT EDUCATIONAL SERVICES INC   COM              45068B109     3456    76800 SH       SOLE                    65600             11200
KRISPY KREME DOUGHNUTS INC     COM              501014104     6487   158800 SH       SOLE                   135700             23100
LABRANCHE & CO                 COM              505447102    21670   697900 SH       SOLE                   596500            101400
LOGICVISION INC                COM              54140W107     9845   920100 SH       SOLE                   788100            132000
MACROVISION CORP               COM              555904101    20067   753000 SH       SOLE                   643200            109800
MEDSOURCE TECHNOLOGIES INC     COM              58505Y103     5210   402000 SH       SOLE                   343500             58500
MERCURY COMPUTER SYSTEMS INC   COM              589378108     7261   227200 SH       SOLE                   194100             33100
MICREL INC                     COM              594793101     7021   278400 SH       SOLE                   238600             39800
MONOLITHIC SYSTEM TECHNOLOGY   COM              609842109    19365  1683900 SH       SOLE                  1438300            245600
NASSDA CORP                    COM              63172M101     6051   398100 SH       SOLE                   340800             57300
NATIONAL INSTRUMENT CORP       COM              636518102     9008   215400 SH       SOLE                   183600             31800
NETEGRITY INC.                 COM              64110P107     5494   371500 SH       SOLE                   317300             54200
NETSCREEN TECHNOLOGIES INC.    COM              64117V107     7121   427700 SH       SOLE                   365400             62300
NUMERICAL TECHNOLOGIES INC     COM              67053T101    15039  1113200 SH       SOLE                   950700            162500
O2MICRO INTERNATIONAL LTD      COM              G6797E106    21139  1210000 SH       SOLE                  1033300            176700
ODYSSEY HEALTHCARE INC         COM              67611V101    14573   545600 SH       SOLE                   468300             77300
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    45628   684800 SH       SOLE                   585000             99800
PDF SOLUTIONS INC.             COM              693282105     6894   402000 SH       SOLE                   345100             56900
PHOTON DYNAMICS INC            COM              719364101    12702   249600 SH       SOLE                   213000             36600
RENAISSANCE LEARNING INC       COM              75968L105     6543   200100 SH       SOLE                   170900             29200
RESOURCES CONNECTION INC.      COM              76122Q105    26135   903400 SH       SOLE                   772000            131400
RETEK INC.                     COM              76128q109    22452   855300 SH       SOLE                   730300            125000
SECURE COMPUTING               COM              813705100    19326   985500 SH       SOLE                   841800            143700
STELLENT INC.                  COM              85856W105    16014  1662900 SH       SOLE                  1420700            242200
SURMODICS INC                  COM              868873100    53227  1220800 SH       SOLE                  1041500            179300
THERASENSE INC                 COM              883381105     9622   509100 SH       SOLE                   434800             74300
VERISITY LTD.                  COM              M97385112     9246   412200 SH       SOLE                   352200             60000
WEBSENSE INC.                  COM              947684106     3168   125900 SH       SOLE                   107700             18200
WITNESS SYSTEMS INC            COM              977424100     3254   231300 SH       SOLE                   197600             33700